UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder PortfolioTM

Schedule of Investments

PIMCO EqS Pathfinder PortfolioTM

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 80.9%
AUSTRALIA 0.3%
FINANCIALS 0.3%
Tower Australia Group Ltd.	4,465	$18

Total Australia		18

BERMUDA 5.2%
ENERGY 2.5%
North Atlantic Drilling Ltd. (a)	30,025	54
Seadrill Ltd.	3,375	122

		176

FINANCIALS 2.7%
Hiscox Ltd.	11,166	68
Lancashire Holdings Ltd.	13,228	126

		194

Total Bermuda		370

DENMARK 3.0%
CONSUMER STAPLES 1.8%
Carlsberg A/S	1,209	130

FINANCIALS 1.2%
Jyske Bank A/S (a)	1,825	81

Total Denmark		211

FAEROE ISLANDS 1.1%
CONSUMER STAPLES 0.6%
Bakkafrost P/F	4,176	40

FINANCIALS 0.5%
BankNordik P/F	1,575	38

Total Faeroe Islands		78

FRANCE 10.9%
CONSUMER DISCRETIONARY 2.0%
Eutelsat Communications S.A.	2,443	97
JC Decaux S.A. (a)	1,329	45

		142

CONSUMER STAPLES 5.3%
Danone	3,395	222
L'Oreal S.A.	483	56
Pernod-Ricard S.A.	1,180	110

		388

ENERGY 2.1%
Bourbon S.A.	1,077	51
Total S.A.	1,648	100

		151

FINANCIALS 0.5%
BNP Paribas	447	33

INDUSTRIALS 1.0%
Teleperformance	1,928	73

Total France		787

GERMANY 3.2%
FINANCIALS 0.8%
Deutsche Boerse AG	777	59

HEALTH CARE 0.6%
Rhoen Klinikum AG	1,883	41

INDUSTRIALS 0.5%
Kloeckner & Co. SE (a)	1,089	36

UTILITIES 1.3%
E.ON AG	2,924	89

Total Germany		225

GUERNSEY, CHANNEL ISLANDS 1.4%
FINANCIALS 1.4%
Resolution Ltd.	20,529	97

Total Guernsey, Channel Islands		97

HONG KONG 3.0%
FINANCIALS 2.6%
AIA Group Ltd. (a)	46,600	143
First Pacific Co. Ltd.	50,000	45

		188

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	300	14
Jardine Strategic Holdings Ltd.	500	13

		27

Total Hong Kong		215

JAPAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Nintendo Co. Ltd.	300	82

Total Japan		82

NETHERLANDS 6.1%
CONSUMER STAPLES 1.7%
CSM	3,316	117

ENERGY 0.7%
Royal Dutch Shell PLC 'A'	1,443	52

FINANCIALS 1.1%
ING Groep NV (a)	6,445	82

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	823	41

TELECOMMUNICATION SERVICES 2.0%
Koninklijke KPN NV	8,385	143

Total Netherlands		435

NORWAY 1.8%
CONSUMER STAPLES 1.1%
Marine Harvest ASA	63,273	79

INDUSTRIALS 0.7%
Orkla ASA	4,906	47

Total Norway		126

SINGAPORE 1.2%
FINANCIALS 0.2%
Great Eastern Holdings Ltd.	1,160	14

INDUSTRIALS 1.0%
Keppel Corp. Ltd.	7,000	68

Total Singapore		82

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.5%
GS Home Shopping, Inc.	293	36

Total South Korea		36

SWEDEN 0.9%
INDUSTRIALS 0.9%
Loomis AB	4,107	65

Total Sweden		65

SWITZERLAND 6.5%
CONSUMER STAPLES 1.4%
Nestle S.A.	1,656	95

FINANCIALS 1.9%
UBS AG (a)	4,125	74
Zurich Financial Services AG	227	63

		137

HEALTH CARE 2.0%
Alcon, Inc.	481	80
Roche Holding AG	456	65

		145

INDUSTRIALS 0.7%
Schindler Holding AG	378	46

MATERIALS 0.5%
Sika AG	16	38

Total Switzerland		461

UNITED KINGDOM 11.8%
CONSUMER DISCRETIONARY 0.6%
British Sky Broadcasting Group PLC	3,073	41

CONSUMER STAPLES 6.2%
British American Tobacco PLC	4,494	180
Imperial Tobacco Group PLC	6,189	191
Reckitt Benckiser Group PLC	1,489	77

		448

ENERGY 1.5%
BP PLC	14,713	108

FINANCIALS 3.5%
Barclays PLC	19,033	85
HSBC Holdings PLC	2,648	27
Lloyds Banking Group PLC (a)	91,011	85
Man Group PLC	13,615	54

		251

Total United Kingdom		848

UNITED STATES 22.9%
CONSUMER STAPLES 6.1%
Altria Group, Inc.	2,798	73
CVS Caremark Corp.	2,103	72
Lorillard, Inc.	1,373	130
Philip Morris International, Inc.	1,044	69
Reynolds American, Inc.	1,672	60
Wal-Mart Stores, Inc.	696	36

		440

ENERGY 1.9%
Massey Energy Co.	559	38
Pride International, Inc. (a)	2,302	99

		137

FINANCIALS 10.0%
Alleghany Corp. (a)	225	75
BankUnited, Inc.	3,001	86
Berkshire Hathaway, Inc. 'B' (a)	1,215	102
Capitol Federal Financial, Inc.	922	10
CBOE Holdings, Inc.	3,239	94
Marshall & Ilsley Corp.	6,737	54
Northwest Bancshares, Inc.	4,104	51
NYSE Euronext	1,693	60
People's United Financial, Inc.	3,291	41
Washington Federal, Inc.	2,959	51
White Mountains Insurance Group Ltd.	256	93

		717

HEALTH CARE 1.1%
Genzyme Corp. (a)	574	44
Pfizer, Inc.	1,588	32

		76

INDUSTRIALS 0.4%
3M Co.	269	25

INFORMATION TECHNOLOGY 3.4%
Dell, Inc. (a)	3,636	53
Intel Corp.	1,691	34
Microsoft Corp.	5,443	138
SunPower Corp. (a)	1,002	17

		242

Total United States		1,637

Total Common Stocks (Cost $5,263)		5,773

	UNITS
EQUITY-LINKED SECURITIES 1.5%
INDIA 1.5%
Morgan Stanley
BV Carrefour S.A. - Exp. 03/23/2012	2,368	105

Total Equity-Linked Securities (Cost $107)		105

	SHARES
EXCHANGE-TRADED FUNDS 4.0%
SPDR Gold Trust	2,040	285

Total Exchange-Traded Funds (Cost $246)		285

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi-Aventis S.A. - Exp. 12/31/2020	2,161	6

Total Rights (Cost $5)		6

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.2%
CERTIFICATES OF DEPOSIT 1.4%
BNP Paribas
0.660% due 03/02/2012	$100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 9.8%
	70,095	702

Total Short-Term Instruments (Cost $802)		802

PURCHASED OPTIONS (d) 0.2%
(Cost $17)		13

Total Investments 97.9% (Cost $6,440)		$6,984
Written Options (e) (0.2%) (Premiums $9)		(13)
Other Assets and Liabilities (Net) 2.3%		161

Net Assets 100.0%		$7,132

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Affiliated to the Portfolio.

(c)	Cash of $176 has been pledged as collateral for securities sold short as of March 31, 2011.

(d)	Purchased options outstanding on March 31, 2011:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	$1.205	03/13/2012	EUR 500	$10	$7

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - CBOT Genzyme Corp.	$75.000	07/16/2011	$4	$6	$5
Put - CBOT Novartis AG ADR	57.500	04/16/2011	0	1	1

				$7	$6

(e)	Written options outstanding on March 31, 2011:

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Carrefour S.A.	EUR	30.000	07/15/2011	EUR	1	$3	$(4)
Call - OTC Danone		42.000	05/20/2011		1	1	(3)
Call - OTC E.ON AG		21.000	05/20/2011		1	1	(1)
Put - OTC Lloyds Banking Group PLC	GBP	0.535	06/17/2011	GBP	13	0	0
Call - OTC L'Oreal S.A.	EUR	76.000	05/20/2011	EUR	0	1	(1)
Call - OTC Total S.A.		40.000	06/17/2011		1	1	(3)
Put - OTC Zurich Financial Services AG	CHF	230.907	06/15/2011	CHF	0	2	(1)

						$9	$(13)

(f) Short sales outstanding on March 31, 2011:

Description	Shares	Proceeds	Market Value
Alpha Natural Resources, Inc.	573	$31	$(34)
Bank of Montreal	847	50	(55)
SunPower Corp.	1,002	16	(17)

		$97	$(106)

(g) Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	40	04/2011	BNP	$1	$0	$1
Sell		243	04/2011	BOA	0	(2)	(2)
Buy		221	04/2011	CSFB	4	0	4
Sell		2	04/2011	DUB	0	0	0
Sell		16	04/2011	RBC	0	(1)	(1)
Buy		243	05/2011	BOA	2	0	2
Buy	CAD	43	04/2011	BNP	1	0	1
Buy		322	04/2011	BOA	2	0	2
Sell		381	04/2011	CITI	0	(1)	(1)
Buy		16	04/2011	UBS	0	0	0

Buy		381	05/2011	CITI	1	0	1
Sell	CHF	4	04/2011	BCLY	0	0	0
Buy		92	04/2011	BNP	0	0	0
Sell		9	04/2011	BNP	0	0	0
Sell		259	04/2011	CSFB	0	(3)	(3)
Sell		2	04/2011	RBC	0	0	0
Buy		182	04/2011	UBS	0	0	0
Sell		92	05/2011	BNP	0	0	0
Sell	DKK	20	04/2011	BCLY	0	0	0
Sell		17	04/2011	BNP	0	0	0
Sell		1,106	04/2011	BOA	0	(6)	(6)
Buy		1,305	04/2011	CITI	1	0	1
Sell		12	04/2011	CITI	0	0	0
Sell		19	04/2011	CSFB	0	0	0
Sell		21	04/2011	RBC	0	0	0
Sell		58	04/2011	RBS	0	0	0
Sell		52	04/2011	UBS	0	0	0
Sell		1,305	05/2011	CITI	0	(1)	(1)
Buy	EUR	136	04/2011	BCLY	1	0	1
Sell		13	04/2011	BCLY	0	0	0
Sell		3	04/2011	BNP	0	0	0
Sell		19	04/2011	CITI	0	0	0
Buy		17	04/2011	DUB	1	0	1
Sell		119	04/2011	DUB	0	(4)	(4)
Buy		135	04/2011	GSC	1	0	1
Sell		118	04/2011	HSBC	0	(4)	(4)
Buy		136	04/2011	JPM	1	0	1
Sell		6	04/2011	MSC	0	0	0
Sell		118	04/2011	RBC	0	0	0
Sell		141	04/2011	RBS	0	(5)	(5)
Buy		113	04/2011	UBS	1	0	1
Sell		136	05/2011	BCLY	0	(1)	(1)
Sell		76	05/2011	BNP	0	(1)	(1)
Sell		135	05/2011	GSC	0	(1)	(1)
Sell		136	05/2011	JPM	0	(1)	(1)
Buy	GBP	388	04/2011	BCLY	0	0	0
Sell		159	04/2011	BCLY	3	0	3
Sell		15	04/2011	BNP	0	0	0
Sell		5	04/2011	BOA	0	0	0
Sell		10	04/2011	CITI	0	0	0
Buy		8	04/2011	MSC	0	0	0
Sell		21	04/2011	RBC	0	0	0
Sell		4	04/2011	RBS	0	0	0
Sell		182	04/2011	UBS	4	0	4
Sell		388	05/2011	BCLY	0	0	0
Sell	HKD	28	04/2011	HSBC	0	0	0
Sell		12	04/2011	RBS	0	0	0
Buy	JPY	2,026	04/2011	BNP	0	(1)	(1)
Buy		37,769	04/2011	JPM	0	(7)	(7)
Sell		39,795	04/2011	RBS	0	0	0
Buy		39,795	05/2011	RBS	0	(1)	(1)
Sell	NOK	3	04/2011	BCLY	0	0	0
Sell		721	04/2011	BOA	0	(2)	(2)
Buy		554	04/2011	CITI	0	0	0
Sell		3	04/2011	CITI	0	0	0
Sell		17	04/2011	CSFB	0	0	0
Buy		92	04/2011	MSC	0	0	0
Sell		23	04/2011	RBC	0	0	0
Sell		87	04/2011	RBS	0	0	0
Buy		219	04/2011	UBS	1	0	1
Sell		11	04/2011	UBS	0	0	0
Sell		3	05/2011	BNP	0	0	0
Sell		556	05/2011	CITI	0	(1)	(1)
Sell		10	05/2011	UBS	0	0	0

Sell	PLN	18	08/2011	BCLY	0	0	0
Buy	SEK	145	04/2011	BOA	0	0	0
Sell		238	04/2011	CITI	0	0	0
Sell		15	04/2011	DUB	0	0	0
Sell		3	04/2011	RBC	0	0	0
Sell		3	04/2011	RBS	0	0	0
Buy		121	04/2011	UBS	0	0	0
Sell		7	04/2011	UBS	0	0	0
Buy		238	05/2011	CITI	0	0	0
Sell	SGD	37	05/2011	DUB	0	0	0

					$25	$(43)	$(18)

(h) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Common Stocks
Australia
Financials	$0	$18	$0	$18
Bermuda
Energy	54	122	0	176
Financials	0	194	0	194
Denmark
Consumer Staples	0	130	0	130
Financials	0	81	0	81
Faeroe Islands
Consumer Staples	40	0	0	40
Financials	38	0	0	38
France
Consumer Discretionary	0	142	0	142
Consumer Staples	0	388	0	388
Energy	0	151	0	151
Financials	0	33	0	33
Industrials	0	73	0	73
Germany
Financials	0	59	0	59
Health Care	41	0	0	41
Industrials	0	36	0	36
Utilities	0	89	0	89
Guernsey, Channel Islands
Financials	0	97	0	97
Hong Kong
Financials	0	188	0	188
Industrials	0	27	0	27
Japan
Information Technology	0	82	0	82
Netherlands
Consumer Staples	0	117	0	117
Energy	0	52	0	52
Financials	0	82	0	82
Information Technology	0	41	0	41
Telecommunication Services	0	143	0	143
Norway
Consumer Staples	0	79	0	79
Industrials	0	47	0	47
Singapore
Financials	0	14	0	14
Industrials	0	68	0	68
South Korea
Consumer Discretionary	0	36	0	36
Sweden
Industrials	0	65	0	65

Switzerland
Consumer Staples	0	95	0	95
Financials	0	137	0	137
Health Care	80	65	0	145
Industrials	0	46	0	46
Materials	0	38	0	38
United Kingdom
Consumer Discretionary	41	0	0	41
Consumer Staples	0	448	0	448
Energy	0	108	0	108
Financials	0	251	0	251
United States
Consumer Staples	440	0	0	440
Energy	137	0	0	137
Financials	717	0	0	717
Health Care	76	0	0	76
Industrials	25	0	0	25
Information Technology	242	0	0	242
Equity-Linked Securities
India	0	105	0	105
Exchange-Traded Funds	285	0	0	285
Rights
France
Health Care	0	6	0	6
Short-Term Instruments
Certificates of Deposit	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	702	0	0	702
Purchased Options
Equity Contracts	1	5	0	6
Foreign Exchange Contracts	0	7	0	7
	$2,919	$4,065	$0	$6,984

Short Sales, at value	$(106)	$0	$0	$(106)

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$25	$0	$25

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(43)	0	(43)
	$0	$(56)	$0	$(56)

Totals	$2,813	$4,034	$0	$6,847

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(i)	Collateral (Received) Pledged OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$3	$0	$3
BNP	0	0	0
BOA	1	0	1
CITI	(1)	0	(1)
CSFB	1	0	1
DUB	(3)	0	(3)
GSC	(1)	0	(1)
HSBC	(4)	0	(4)
JPM	(7)	0	(7)
MSC	(12)	0	(12)
RBC	(1)	0	(1)
RBS	(6)	0	(6)
UBS	6	0	6

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

1. Federal Income Tax Matters

As of March 31, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Pathfinder PortfolioTM	$624	$(80)	$544

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts or options contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Other Abbreviations:
ADR	American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	May 20, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 20, 2011